Critical Accounting Estimates and Judgments - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of accounting judgements and estimates [line items]
Information about major customers	There is no customer for which revenues exceeds 10% of the Company's total revenue. It is, however, also disclosed that most of the sales are derived from large, multi-year agreements with a limited number of significant customers.
Allowances for estimated losses on trade and customer receivables	kr 3,600	kr 1,700
Percentage of allowances for estimated losses on gross trade and customer finance receivables	5.10%	2.20%
Allowances for estimated losses on inventory valuation	kr 2,400	kr 2,400
Allowances for estimated losses on inventory valuation, percentage	9.00%	7.00%
Deferred tax assets	kr 21,228	kr 15,522
Write-downs for intangible assets and goodwill amounted	19,441	241	kr 20
Goodwill	27,815	43,387
Provisions	9,946	6,357	kr 3,838
Defined benefit obligation (DBO)	87,645	87,175
Fair value of plan assets	64,939	64,485
Goodwill and intangible assets [member]
Disclosure of accounting judgements and estimates [line items]
Write-downs for intangible assets and goodwill amounted	17,200
Intellectual property rights brands and other intangible assets [member]
Disclosure of accounting judgements and estimates [line items]
Intangible assets and goodwill	kr 32,000	kr 51,100